Consolidated Statements of Changes in Shareholders’ Deficit - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B SK GROWTH OPPORTUNITIES CORPORATION	Treasury Share Reserve	Additional Paid-in Capital SK GROWTH OPPORTUNITIES CORPORATION	Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit SK GROWTH OPPORTUNITIES CORPORATION	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total Shareholders’ Deficit	Noncontrolling Interest	Class A SK GROWTH OPPORTUNITIES CORPORATION	SK GROWTH OPPORTUNITIES CORPORATION	Total
Balance at Dec. 31, 2021	$ 13,449					$ (3,449)		$ (1,473,025,700)	$ (4,970,718)	$ (1,477,986,418)				$ (1,477,986,418)
Balance (in Shares) at Dec. 31, 2021	134,486,491
Balance (in Shares) at Dec. 31, 2021			(6,370,243)
Issuances of vested restricted stock awards	$ 127									127				127
Issuances of vested restricted stock awards (in Shares)	1,267,639		1,267,639
Net loss attributable to noncontrolling interest
Issuance of shares to treasury share reserve
Issuance of shares to treasury share reserve (in Shares)			(2,674,846)
Share-based compensation					30,085,992					30,085,992				30,085,992
Receipt of subscription receivable						3,449				3,449				3,449
Net income (loss) attributable to the Company								50,077,626		50,077,626				50,077,626
Preferred shares redemption value accretion					(30,085,992)			(21,323,757)		(51,409,749)				(51,409,749)
Foreign currency translation adjustment, net of $0 income taxes									(3,551,836)	(3,551,836)				(3,551,836)
Balance at Dec. 31, 2022	$ 13,576	$ 524					$ (11,643,310)	(1,444,271,831)	(8,522,554)	(1,452,780,809)			$ (11,642,786)	(1,452,780,809)
Balance (in Shares) at Dec. 31, 2022	135,754,130	5,240,000
Balance (in Shares) at Dec. 31, 2022			(7,777,450)
Issuances of vested restricted stock awards	$ 132				(132)
Issuances of vested restricted stock awards (in Shares)	1,323,252		1,323,252
Spin-off of subsidiary to shareholders								(7,014,594)		(7,014,594)				(7,014,594)
Acquisition of PT Webull Sekuritas Indonesia											910,230			910,230
Net loss attributable to noncontrolling interest											(247,296)			(247,296)
Share-based compensation					29,375,956					29,375,956				29,375,956
Accretion for Class A ordinary shares to redemption amount				(274,826)			(10,295,499)					$ (10,570,325)	(10,570,325)
Fair value of shares issued pursuant to non-redemption agreement				274,826									274,826
Net income (loss) attributable to the Company							8,144,369	6,069,284		6,069,284			8,144,369	6,069,284
Preferred shares redemption value accretion					(29,375,824)			(310,704,176)		(340,080,000)				(340,080,000)
Foreign currency translation adjustment, net of $0 income taxes									1,662,753	1,662,753	(2,713)			1,660,040
Balance at Dec. 31, 2023	$ 13,708	$ 524					(13,794,440)	(1,755,921,317)	(6,859,801)	(1,762,767,410)	660,221		(13,793,916)	$ (1,762,107,189)
Balance (in Shares) at Dec. 31, 2023	137,077,382	5,240,000
Balance (in Shares) at Dec. 31, 2023			(6,454,199)											6,454,198
Issuances of vested restricted stock awards	$ 179				(179)
Issuances of vested restricted stock awards (in Shares)	1,791,669		1,791,669
Net loss attributable to noncontrolling interest											(488,504)			(488,504)
Increase in noncontrolling interest attributable to loan conversion											1,196,037			1,196,037
Options exercised	$ 44				48,947					48,991				48,991
Options exercised (in Shares)	438,173		438,173
Share-based compensation					32,587,611					32,587,611				32,587,611
Accretion for Class A ordinary shares to redemption amount							(6,773,694)					$ (6,773,694)	(6,773,694)
Net income (loss) attributable to the Company							3,168,393	(22,693,648)		(22,693,648)			3,168,393	(22,693,648)
Preferred shares redemption value accretion					(32,636,379)			(462,451,659)		(495,088,038)				(495,088,038)
Foreign currency translation adjustment, net of $0 income taxes									(8,336,145)	(8,336,145)	(94,666)			(8,430,811)
Balance at Dec. 31, 2024	$ 13,931	$ 524					$ (17,399,741)	$ (2,241,066,624)	$ (15,195,946)	$ (2,256,248,639)	$ 1,273,088		$ (17,399,217)	$ (2,254,975,551)
Balance (in Shares) at Dec. 31, 2024	139,307,224	5,240,000
Balance (in Shares) at Dec. 31, 2024			(4,224,356)											4,224,356